Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Derivative Instruments

To hedge the current balance sheet positions of the Company from market risks, the following derivative financial instruments are used, which are comprised of the balances presented below, as of December 31, 2020 and 2019:

Description	Fair value (Level 2)
	2020	2019
Financial derivatives	1,857,869	727,068
Operational derivatives	(11,092)	(1,496)
Total	1,846,777	725,572

Summary of Derivative Positions
	Principal (notional) amount		Fair value		Gain (loss)
Description	2020	2019	2020	2019	2020	2019
Swap contracts: (a)
Asset position:
Long position - U.S. dollar	2,576,890	2,664,001	4,683,900	3,729,691	421,897	312,984
Liability position:
CDI floating rate:
Short position in CDI	(2,576,890)	(2,664,001)	(2,803,797)	(3,002,623)	(172,885)	(248,028)

Forward contracts (NDF):
Liability position:
CDI floating rate:
Short position in CDI	1,409,102	-	(22,234)	-	(16,778)	-
Total net derivative financial instruments:	1,409,102	-	1,857,869	727,068	232,234	64,956

Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold

As at December 31, 2020 and 2019, the Company holds derivative financial instruments of the forward type with the objective of hedging from foreign currency risk of operating cash flows (such as import and export operations):

	Principal (notional) amount		Fair value
Description	2020	2019	2020	2019
Net position - GBP and USD	1,585,280	200,896	(7,670)	(2,008)
Forward contracts	165,830	1,302,869	(3,422)	512
Total derivative instruments, net	1,751,110	1,503,765	(11,092)	(1,496)

Disclosure Of Net Asset Exposure

For the foreign currency risk sensitivity analysis, Management of the Company believes that it is important to consider, in addition to the assets and liabilities with exposure to fluctuations in exchange rates recorded in the balance sheet, the fair value of the financial instruments entered into by the Company to hedge certain exposures on December 31, 2020 and 2019, as set forth in the table below:

	2020	2019
Borrowings and financing in foreign currency in Brazil (a)	(4,246,692)	(3,381,959)
Receivables in foreign currency in Brazil	236,782	10,007
Trade payable in foreign currencies in Brazil	(14,459)	(10,543)
Fair value of the financial derivatives	4,680,478	3,729,691
Net asset exposure	656,109	347,196

(a)     Excluding transaction costs.

Disclosure Of Net Foreign Exchange Exposure

The following table shows the projection of the incremental loss that would have been recognized in profit or loss for the subsequent year, if the current net foreign exchange exposure remains static, based on the following scenarios:

Parity - R$ vs US$	5.1967	5.1880	3.8910	2.5940
	Scenario	Scenario	Scenario I	Scenario II
Operation/Instrument	Real	Probable	Depreciation 25%	Depreciation 50%
Assets denominated in US$
Fair value of “financial” derivatives	4,680,478	(7,881)	(1,570,668)	(4,696,241)
Trade receivable recorded in Brazil in foreign currency	236,782	(399)	(79,459)	(237,579)

Liabilities denominated in US$
Borrowings and financing in Brazil in foreign currency (a)	(4,246,692)	7,151	1,425,099	4,260,994
Trade payable registered in Brazil in foreign currency	(14,459)	24	4,852	14,508
Impact on net income and equity		(1,105)	(220,176)	(658,318)

Disclosure of Detailed Information About Cash Flow Hedged Items

The outstanding positions of derivative financial instruments designated as cash flow hedge on December 31, 2020 as set forth below:

Cash flow hedge instrument

					Other comprehensive income
	Hedged item	Notional currency	Notional value	Fair value (a)	Accumulated contract gain (loss)	Gain in the 12-month period
Currency Swap – US$/R$	Currency	BRL	2,576,020	1,879,348	249,021	183,342
Forward contract (The Body Shop)	Currency	BRL	1,096,227	(4,882)	(4,882)	(5,135)
Forward contract (Natura Indústria)	Currency	BRL	17,807	(702)	(702)	(201)
Total			3,690,054	1,873,764	243,437	178,006

Disclosure of Detailed Information About Cash Flow Hedged Reserve Booked Under Other Comprehensive Income

The changes in cash flow hedge reserve recorded in OCI are shown below:

Cash flow hedge Balance as of December 31, 2018	(27,840)
Change in the fair value of hedge instrument recognized in OCI	107,337
Tax effects on fair value of hedge instrument	(36,768)
Cash flow hedge Balance as of December 31, 2019	42,729
Change in the fair value of hedge instrument recognized in OCI	178,006
Tax effects on fair value of hedge instrument	(61,658)
Cash flow hedge Balance as of December 31, 2020	159,077

Disclosure of Detailed Information About Interest Rate Risks of Transactions
Total borrowings and financing - in local currency (note 19)	(9,591,809)
Operations in foreign currency with derivatives related to CDI (a)	(4,231,104)
Short-term investments (notes 7 and 8)	3,865,319
Net exposure	(9,957,594)

a)      This refers to transactions involving derivatives related to CDI to hedge the borrowings and financing arrangements raised in foreign currency in Brazil.

Summary of Net Exposure to Interest Rate Risk by Scenario

The following tables show the projection of incremental loss that would have been recognized in profit or loss for the following year, assuming that the current net liability exposure is static and the following scenarios:

Description	Risk	Probable scenario	Scenario II	Scenario III
Net liability	Rate increase	(3,626)	(33,235)	(62,844)

Summary of Working Capital Calculation

Management monitors the Company’s and its subsidiaries liquidity level considering the expected cash flows in exchange for unused credit facilities, as shown in the following table:

	2020	2019
Total current assets	18,734,820	9,430,057
Total current liabilities	(16,159,586)	(7,518,423)
Total net working capital	2,575,234	1,911,634

Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities

As at December 31, 2020, the carrying amount of financial liabilities, measured using the amortized cost method, considering interest payments at a floating rate and the value of debt securities reflecting the forward market interest rates, may be changed due to the variation in floating interest rates. Their corresponding maturities, considering that the Company is in compliance with the contract’s covenants, are shown below:

Description	Less than one year	One to five years	Over five years	Total expected cash flow	Interest to be accrued	Carrying amount
Borrowings, financing and debentures	4,047,276	9,165,849	1,551,721	14,764,846	(941,933)	13,822,913
Leases	1,231,622	2,644,292	734,771	4,610,685	(752,230)	3,858,455
Payables to related parties, trade payables and reverse factoring operations	6,774,205	-	-	6,774,205	-	6,774,205

Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments

The carrying amounts and fair values of the Company’s financial instruments as at December 31, 2020 and 2019 is presented as follows:

Description				Carrying amount		Fair value
	Note	Classification by category	Fair value hierarchy	2020	2019	2020	2019
Financial assets
Cash and cash equivalent	7
Cash and banks		Amortized cost	Level 2	4,436,123	3,110,220	4,436,123	3,110,220
Certificate of bank deposits		Amortized cost	Level 2	808,988	211,261	808,988	211,261
Repurchase transactions		Fair value through profit or loss	Level 2	576,108	1,192,101	576,108	1,192,101
				5,821,219	4,513,582	5,821,219	4,513,582
Short term investments	8
Government bonds		Fair value through profit or loss	Level 1	864,940	221,900	864,940	221,900
Restricted cash		Fair value through profit or loss	Level 2	40,425	-	40,425	-
Financial treasury bill		Fair value through profit or loss	Level 2	505,152	374,690	505,152	374,690
Loan investment fund		Fair value through profit or loss	Level 2	817,253	407,928	817,253	407,928
Dynamo Beauty Ventures Ltd fund		Fair value through profit or loss	Level 3	16,104	7,402	16,104	7,402
Certificate of bank deposits		Fair value through profit or loss	Level 2	292,878	21,327	292,878	21,327
				2,536,752	1,033,247	2,536,752	1,033,247

Trade receivable	9	Amortized cost	Level 2	3,597,535	1,685,764	3,597,535	1,685,764

Judicial deposits	13	Amortized cost	Level 2	566,190	337,255	566,190	337,255

Carbon Credits	15	Fair value through profit or loss	Level 2	4,097	3,508	4,097	3,508

Sublease receivables	15	Amortized cost	Level 2	357,538	-	357,538	-

“Financial” and “operating” derivatives		Fair value through profit or loss - hedging instrument	Level 2	1,768,122	737,378	1,768,122	737,378
“Financial” and “operating” derivatives		Fair value through profit or loss	Level 2	139,856	-	139,856	-
				1,907,978	737,378	1,907,978	737,378

Financial liabilities
Borrowings, financing and debentures	20
Local currency borrowings		Amortized cost	Level 2	(9,591,809)	(7,412,443)	(9,466,921)	(7,445,672)
Foreign currency borrowings		Amortized cost	Level 2	(4,231,104)	(3,373,931)	(4,459,081)	(3,541,541)
				(13,822,913)	(10,786,374)	(13,926,002)	(10,987,213)

Carbon Credits	23	Fair value through profit or loss	Level 2	(5,560)	(4,519)	(5,560)	(4,519)

“Financial” and “operating” derivatives		Fair value through profit or loss - hedging instrument	Level 2	-	(10,158)	-	(10,158)
“Financial” and “operating” derivatives		Fair value through profit or loss	Level 2	(61,201)	(1,648)	(61,201)	(1,648)
				(61,201)	(11,806)	(61,201)	(11,806)

Lease liabilities	19	Amortized cost	Level 2	(3,858,455)	(2,517,565)	(3,858,455)	(2,517,565)
Trade payables and supply chain finance operations	21	Amortized cost	Level 2	(6,774,205)	(1,829,756)	(6,774,205)	(1,829,756)